Financial Instrument Risk Management - Debt Securities by Issuer and Industry Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Notional amount	$ 162,948	$ 157,035	$ 174,499
Total government issued or guaranteed debt securities
Disclosure of financial assets [line items]
Notional amount	25,433	25,437
Total government issued or guaranteed debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	22,896	20,822
Total government issued or guaranteed debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	2,537	4,615
Canadian federal government
Disclosure of financial assets [line items]
Notional amount	6,010	5,611
Canadian federal government | FVTPL
Disclosure of financial assets [line items]
Notional amount	5,161	3,696
Canadian federal government | FVOCI
Disclosure of financial assets [line items]
Notional amount	849	1,915
Canadian provincial and municipal government
Disclosure of financial assets [line items]
Notional amount	14,251	13,665
Canadian provincial and municipal government | FVTPL
Disclosure of financial assets [line items]
Notional amount	13,694	12,612
Canadian provincial and municipal government | FVOCI
Disclosure of financial assets [line items]
Notional amount	557	1,053
U.S. government and agency
Disclosure of financial assets [line items]
Notional amount	1,370	1,537
U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Notional amount	712	759
U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Notional amount	658	778
Other foreign government
Disclosure of financial assets [line items]
Notional amount	3,802	4,624
Other foreign government | FVTPL
Disclosure of financial assets [line items]
Notional amount	3,329	3,755
Other foreign government | FVOCI
Disclosure of financial assets [line items]
Notional amount	473	869
Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	40,129	41,310
Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	32,149	32,862
Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	7,980	8,448
Asset-backed securities
Disclosure of financial assets [line items]
Notional amount	9,931	9,155
Asset-backed securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	6,135	5,673
Asset-backed securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	3,796	3,482
Total debt securities
Disclosure of financial assets [line items]
Notional amount	75,493	75,902
Total debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	61,180	59,357
Total debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	14,313	16,545
Financials | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	11,060	11,355
Financials | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	8,171	8,232
Financials | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	2,889	3,123
Utilities | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	7,059	6,676
Utilities | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	6,244	5,884
Utilities | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	815	792
Industrials | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	5,489	5,575
Industrials | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	4,510	4,533
Industrials | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	979	1,042
Energy | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	3,272	3,342
Energy | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	2,793	2,978
Energy | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	479	364
Communication services | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	3,149	3,329
Communication services | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	2,727	2,861
Communication services | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	422	468
Real estate | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	2,525	2,506
Real estate | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,987	1,865
Real estate | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	538	641
Health care | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	2,038	2,034
Health care | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,625	1,618
Health care | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	413	416
Consumer staples | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,805	1,978
Consumer staples | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,490	1,634
Consumer staples | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	315	344
Consumer discretionary | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,726	1,836
Consumer discretionary | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	950	1,085
Consumer discretionary | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	776	751
Information technology | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	904	1,384
Information technology | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	730	1,095
Information technology | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	174	289
Materials | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,102	1,295
Materials | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	922	1,077
Materials | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	$ 180	$ 218